Pro Forma Results of Operations (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Business Acquisition [Line Items]
Pro forma net sales	¥ 928,910	¥ 787,716
Pro forma net income	¥ 57,788	¥ 9,378
Pro forma net income attributable to Nidec Corporation per share
-basic	¥ 212.40	¥ 34.81
-diluted	¥ 198.72	¥ 32.32